Leases - Company's Significant Contractual Lease Obligations (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases
Total	$ 558
Less than 1 year	184
1-3 years	373
Facility Leases [Member]
Leases
Total	546
Less than 1 year	173
1-3 years	373
Car Leases [Member]
Leases
Total	11
Less than 1 year	0
1-3 years	$ 0